Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended			0 Months Ended									0 Months Ended			0 Months Ended		0 Months Ended							0 Months Ended						0 Months Ended
	May 14, 2014 employee	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jul. 30, 2014 Subsequent Event	Jul. 30, 2014 Subsequent Event	Jul. 14, 2014 Subsequent Event furnace	Jun. 30, 2014 Term Loan	Dec. 31, 2013 Term Loan	May 21, 2013 Term Loan	Dec. 31, 2012 Term Loan	Mar. 31, 2014 Term Loan Subsequent Event	Jun. 30, 2014 United States u.s_manufacturing_facility	Jul. 30, 2014 Sponsor Warrant Subsequent Event	Jul. 30, 2014 Sponsor Warrant Subsequent Event	Jul. 30, 2014 Sponsor Warrant Subsequent Event	Jul. 30, 2014 Lender Warrants Subsequent Event	Jul. 30, 2014 Lender Warrants Subsequent Event	Jul. 30, 2014 Amendment Number One to Term Loan Agreement Subsequent Event	Jul. 30, 2014 Amendment Number One to Term Loan Agreement Subsequent Event	Jun. 30, 2014 ABL Credit Facility	Oct. 28, 2013 ABL Credit Facility	May 21, 2013 ABL Credit Facility	Nov. 30, 2011 ABL Credit Facility	Jul. 30, 2014 ABL Credit Facility Subsequent Event	Jul. 30, 2014 Base Rate Amendment Number One to Term Loan Agreement Subsequent Event	Jul. 30, 2014 Eurodollar Amendment Number One to Term Loan Agreement Subsequent Event	Jul. 30, 2014 Two Fiscal Quarters Ending March 31, 2015 Amendment Number One to Term Loan Agreement Subsequent Event	Jul. 30, 2014 Three Fiscal Quarters Ending June 30, 2015 Amendment Number One to Term Loan Agreement Subsequent Event	Jul. 30, 2014 On Or Prior To March 31, 2015 Amendment Number One to Term Loan Agreement Subsequent Event	Jul. 30, 2014 On or Prior To March 31, 2016 Amendment Number One to Term Loan Agreement Subsequent Event	Jul. 30, 2014 On Or Before June 30, 2015 Amendment Number One to Term Loan Agreement Subsequent Event	Jul. 30, 2014 Periods After June 30, 2015 Amendment Number One to Term Loan Agreement Subsequent Event
Subsequent Event [Line Items]
Number of Facilities Closed														2
Covenant compliance violation, maximum amount committed to company to cure violation													$ 12,000,000.0
Number of Employees Furloughed	1,200
Number of Furnaces Restarted								2
Number of Furnaces								3
Number of Tanks Indefinitely Shut Down								1
Increase in Cost of Sales		9,100,000	16,300,000
Value of preferred stock and warrants issued															20,000,000.0
Shares issuable for warrants exercised		5,838,334	5,838,334		5,838,334											4,438,004	4,438,004		2,958,670
Value of preferred stock and warrants issued in return of a fee															1,200,000
Value of preferred stock liquidation preference							21,200,000
Dividend rate of liquidation preference						15.00%
Percentage of liquidation preference paid at redemption							105.00%
Exercise price of warrants (in usd per share)		$ 12.00	$ 12.00	$ 12.00												$ 0.01	$ 0.01		$ 0.01
Term of warrants															7 years			7 years
Percentage of warrants exercisable limited to common stock issued or issuable																19.90%	19.90%
Amendment fee																					0.50%
Increase (decrease) on basis spread																											2.00%	2.00%
Increase (decrease) on basis spread payable in cash																											0.25%	0.25%
Increase (decrease) on basis spread payable in kind																											1.75%	1.75%
Minimum Consolidated Adjusted EBITDA																													10,900,000	15,700,000
Prepayment premium																															2.00%	1.00%
Maximum consolidated adjusted EBITDA																				3,500,000.0
Maximum aggregate amount of cash restructuring charges, fees, and expenses																																	2,500,000.0	5,000,000.0
Maximum Percentage of Cost Savings, Operating Expense Reductions, and Cost Synergies Added Back																				7.00%
Maximum borrowing capacity									$ 247,499,000	$ 248,750,000	$ 250,000,000	$ 0											$ 55,000,000.0	$ 50,000,000	$ 50,000,000	$ 60,000,000.0
Cash restructuring charges, fees and expenses, and any professional fees add back percentage																						15.00%				12.50%
Maximum Percentage of Run Rate, Operating Expense Reductions, and Cost Synergies Added Back																				7.00%